Employee Benefits (Details 7) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Abstract]
Salaries		$ 151,944,702	$ 145,766,757	$ 138,359,074
Employees’ short-term benefits		27,588,955	23,189,206	24,693,325
Employments termination benefits		8,839,682	10,957,836	6,179,245
Other staff expense		32,485,170	30,971,754	28,683,507
Total (1)	[1]	$ 220,858,509	$ 210,885,553	$ 197,915,151

[1]	See Note 25 Employee benefits.